Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Property and equipment, net
9.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Computer equipment and application software	$22,105	$81,023
Building (i)	671	45,050
Office building related facility and machines (i)	-	13,212
Furniture and vehicles	507	4,422
Leasehold improvements	1,336	1,038
	24,619	144,745
Less: Accumulated depreciation and amortization	7,954	18,710
Property and equipment, net	$16,665	$126,035

(i)	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. As of December 31, 2012, the Group completed the acquisition of one parcel of the building and capitalized the related building cost of $43,927 and the cost for the facilities of the building of $13,212. As of December 31, 2012, the other parcel of the building is still under construction.

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $781, $3,393 and $14,768, respectively.